Reconciliation of loss after income tax to net cash from/(used in) operating activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Loss after income tax expense for the year	$ (419,770,000)	$ (60,390,000)	$ (2,142,000)
Adjustments for [Abstract]
Depreciation	7,741,000	1,252,000	757,000
Capital raising costs	4,212,000	0	0
Impairment of assets	167,000	432,000	0
Net loss/(gain) on disposal of non-current assets	(12,000)	202,000	0
Unrealized foreign exchange gains	(8,889,000)	(2,729,000)	0
Loss on embedded derivatives held at fair value through profit or loss	390,743,000	44,692,000	0
Interest expense on hybrid financial instruments	26,748,000	14,182,000	0
Amortization of capitalized borrowing costs	2,508,000	1,968,000	0
Share-based payment expense	13,896,000	805,000	179,000
Change in operating assets and liabilities [Abstract]
Increase in other receivables	(72,000)	(416,000)	(329,000)
Increase in deferred tax assets	(9,645,000)	(911,000)	0
Increase in trade and other payables	6,476,000	367,000	505,000
Increase in provision for income tax	671,000	533,000	0
Increase in deferred tax liabilities	6,892,000	1,618,000	0
Increase in employee benefits	2,026,000	66,000	43,000
Increase in other provisions	2,469,000	0	0
Decrease in operating deposits	0	90,000	0
Increase in prepayments and deposits	(4,604,000)	0	0
Net cash from/(used in) operating activities	$ 21,557,000	$ 1,761,000	$ (987,000)